Annual Total Returns - Franklin Global Real Estate VIP Fund [BarChart] - FTVIP Class 1-59 - Franklin Global Real Estate VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	21.24%
Annual Return 2011	(5.45%)
Annual Return 2012	27.72%
Annual Return 2013	2.61%
Annual Return 2014	15.27%
Annual Return 2015	0.83%
Annual Return 2016	0.81%
Annual Return 2017	10.76%
Annual Return 2018	(6.52%)
Annual Return 2019	22.62%